Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Diluted Earnings Per Share

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year.

	For the year ended March 31,
	2025	2024	2023
Numerator
Net income-basic and diluted	1,275,882	1,296,203	332,354

Denominator
Weighted average number of ordinary shares outstanding – basic and diluted	12,294,521	11,500,000	11,500,000

Earning per share – basic and diluted	0.10	0.11	0.03